Note 18 - Operating Segmentation (Tables)	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	July 31, 2024				July 31, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$24,944	$-	$-	$24,944	$24,929	$-	$-	$24,929
Non-interest income	175	2,219	(342)	2,052	101	2,020	(191)	1,930
Total revenue	25,119	2,219	(342)	26,996	25,030	2,020	(191)	26,859

Provision for (recovery of) credit losses	(1)	-	-	(1)	171	-	-	171
	25,120	2,219	(342)	26,997	24,859	2,020	(191)	26,688

Non-interest expenses:
Salaries and benefits	5,945	1,562	-	7,507	5,891	1,562	-	7,453
General and administrative	4,729	446	(342)	4,833	4,257	380	(191)	4,446
Premises and equipment	824	370	-	1,194	610	370	-	980
	11,498	2,378	(342)	13,534	10,758	2,312	(191)	12,879

Income (loss) before income taxes	13,622	(159)	-	13,463	14,101	(292)	-	13,809

Income tax provision	3,811	(53)	-	3,758	3,999	(193)	-	3,806

Net income (loss)	$9,811	$(106)	$-	$9,705	$10,102	$(99)	$-	$10,003

Total assets	$4,507,158	$27,285	$(18,007)	$4,516,436	$3,971,781	$25,485	$(16,421)	$3,980,845

Total liabilities	$4,102,239	$29,471	$(24,259)	$4,107,451	$3,609,832	$29,123	$(23,153)	$3,615,802

(thousands of Canadian dollars)
for the nine months ended	July 31, 2024				July 31, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$77,754	$-	$-	$77,754	$73,812	$-	$-	$73,812
Non-interest income	557	7,055	(1,018)	6,594	225	5,999	(574)	5,650
Total revenue	78,311	7,055	(1,018)	84,348	74,037	5,999	(574)	79,462

Provision for (recovery of) credit losses	(112)	-	-	(112)	793	-	-	793
	78,423	7,055	(1,018)	84,460	73,244	5,999	(574)	78,669

Non-interest expenses:
Salaries and benefits	17,040	4,414	-	21,454	19,505	4,634	-	24,139
General and administrative	12,450	1,291	(1,018)	12,723	10,250	1,212	(574)	10,888
Premises and equipment	2,437	1,129	-	3,566	1,845	1,068	-	2,913
	31,927	6,834	(1,018)	37,743	31,600	6,914	(574)	37,940

Income (loss) before income taxes	46,496	221	-	46,717	41,644	(915)	-	40,729

Income tax provision	12,431	54	-	12,485	11,779	(733)	-	11,046

Net income (loss)	$34,065	$167	$-	$34,232	$29,865	$(182)	$-	$29,683

Total assets	$4,507,158	$27,285	$(18,007)	$4,516,436	$3,971,781	$25,485	$(16,421)	$3,980,845

Total liabilities	$4,102,239	$29,471	$(24,259)	$4,107,451	$3,609,832	$29,123	$(23,153)	$3,615,802